PROPERTY, PLANT AND EQUIPMENT, NET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net	$ 491,255,212	$ 630,462,070
Depreciation expense	83,205,965	90,112,980	$ 90,223,634
Impairment of long-lived assets for the period	4,624,979
Power station built for generating electricity business, portion included in Buildings, Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net	$ 23,200,000	$ 36,700,000